UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-524

The Dreyfus/Laurel Funds Trust
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	8/31

Date of reporting period:	11/30/05

The following Form N-Q relates only to Dreyfus Tax Managed Balanced Fund, a series of the
Registrant, and does not affect the other series of the Registrant, which have a different fiscal year end and, therefore, different Form N-Q reporting requirements. A separate Form N-Q will be filed for these series, as appropriate.

FORM N-Q

Item 1. Schedule of Investments.

DREYFUS TAX MANAGED BALANCED FUND
STATEMENT OF INVESTMENTS
November 30, 2005 (Unaudited)

Common Stocks--26.8%	Shares	Value ($)

Banking--1.4%
Bank of America	500	22,945
HSBC Holdings, ADR	300	23,982
		46,927

Commercial & Professional Services--.6%
McGraw-Hill Cos.	400	21,220

Consumer Staples--7.4%
Altria Group	700	50,953
Coca-Cola	700	29,883
Estee Lauder Cos., Cl. A	300	9,903
Nestle, ADR	300	22,247
PepsiCo	400	23,680
Procter & Gamble	600	34,314
Sysco	300	9,696
Wal-Mart Stores	500	24,280
Walgreen	500	22,840
Whole Foods Market	100	14,728
		242,524

Energy--5.3%
Amerada Hess	100	12,252
BP, ADR	400	26,336
Chevron	500	28,655
ConocoPhillips	500	30,255
Exxon Mobil	800	46,424
Occidental Petroleum	150	11,895
Total, ADR	150	18,704
		174,521

Financial--2.6%
American Express	300	15,426
Citigroup	800	38,840
JPMorgan Chase & Co.	500	19,125
Merrill Lynch & Co.	200	13,284
		86,675

Health Care--2.5%
Abbott Laboratories	500	18,855
Eli Lilly & Co.	400	20,200
Johnson & Johnson	500	30,875
UnitedHealth Group	200	11,972
		81,902

Industrial--1.8%
Emerson Electric	200	15,122
General Electric	1,200	42,864
		57,986

Information Technology--2.5%
Automatic Data Processing	300	14,100
Intel	1,500	40,020
Microsoft	1,000	27,710
		81,830

Investment Managers--.5%
Ameriprise Financial	400	16,820

Materials--.3%
Praxair	200	10,400

Multimedia--.5%
News, Cl. A	1,000	14,810

Retail Trade--.4%
Home Depot	300	12,534

Retail Trade-Department Stores--.5%
Target	300	16,053

Transportation--.5%
United Parcel Service, Cl. B	200	15,580

Total Common Stocks
(cost $860,274)		879,782

	Principal
Long-Term Municipal Investments--52.9%	Amount ($)	Value ($)

California--9.3%
California Statewide Communities Development Authority,
Revenue (Daughters of Charity Health System)
5.25%, 7/1/2035	100,000	101,508
Golden State Tobacco Securitization Corp.,
Enhanced Tobacco Settlement Asset-Backed Bonds
5%, 6/1/2045	100,000	99,658
Sweetwater Union High School District Public Financing
Authority, Special Tax Revenue
5%, 9/1/2027 (Insured; FSA)	100,000	103,307

Connecticut--3.2%
Connecticut Health and Educational Facilities Authority,
Revenue (Yale University Issue)
5%, 7/1/2035	100,000	104,449

Hawaii--3.2%
Kauai County, GO 5%, 8/1/2029 (Insured; FGIC)	100,000	103,681

Kansas--3.2%
Butler County Unified School District Number 490,
GO Improvement 5%, 9/1/2029 (Insured; FSA)	100,000	103,945

Kentucky--3.2%
Kentucky Economic Development Finance Authority, MFHR
(Christian Care Communities Projects)
5.25%, 11/20/2025 (Collateralized; GNMA)	100,000a	105,644

Michigan--3.1%
Michigan Hospital Finance Authority, HR
(Sparrow Obligated Group)
5%, 11/15/2036 (Insured; MBIA)	100,000	102,398

Minnesota--3.1%
Chaska, Electric Revenue (Generating Facilities)
5%, 10/1/2030	100,000	101,547

Nebraska--3.1%
Lincoln, Electric System Revenue
5%, 9/1/2029	100,000	103,625

Nevada--3.1%
Clark County, Airport System Revenue
5%, 7/1/2040 (Insured; AMBAC)	100,000	101,865

New York--6.0%
New York State Dormitory Authority,
Mental Health Services Facilities
Improvement Revenue
5%, 2/15/2030 (Insured; AMBAC)	100,000	103,386
Westchester Tobacco Asset Securitization Corp.,
Tobacco Settlement Asset-Backed
5.125%, 6/1/2045	100,000	93,449

North Carolina--3.0%
Charlotte-Mecklenburg Hospital Authority,
Health Care Revenue
5%, 1/15/2045	100,000a	99,823

South Carolina--3.1%
South Carolina Transportation Infrastructure Bank,
Revenue 5%, 10/1/2033 (Insured; AMBAC)	100,000	103,201

Texas--6.3%
North Harris County Regional Water Authority,
Senior Lien Revenue
5%, 12/15/2032 (Insured; MBIA)	100,000	102,669
Trinity River Authority, Regional Wastewater
System Revenue
5%, 8/1/2029 (Insured; MBIA)	100,000	103,206

Total Long-Term Municipal Investments
(cost $1,739,056)		1,737,361

Short-Term Municipal Investments--24.3%

Massachusetts--3.1%
Massachusetts Health and Educational Facilities Authority,
Revenue (Partners HealthCare System Issue)
2.96%	100,000b	100,000

Michigan--6.1%
Michigan Strategic Fund, LOR
(Detroit Symphony Orchestra Project)
3% (LOC; ABN-AMRO)	100,000b	100,000
University of Michigan Regents, Medical Service Plan Revenue
3.01%	100,000b	100,000

North Carolina--3.1%
North Carolina Medical Care Commission, HR
(Pooled Financing Project)
2.97% (LOC; Wachovia Bank)	100,000b	100,000

Oklahoma--3.0%
Oklahoma Industries Authority, Revenue
(Obligated Group consisting of INTEGRIS
Baptist Medical Center, Inc., INTEGRIS
South Oklahoma City Hospital Corp.
and INTEGRIS Rural Health, Inc.)
3% (Insured; MBIA and Liquidity Facility;
JPMorgan Chase Bank)	100,000b	100,000

Pennsylvania--3.0%
Geisinger Authority, Health System Revenue
(Geisinger Health System)
3% (Liquidity Facility; Wachovia Bank)	100,000b	100,000

South Dakota--3.0%
Lawrence County, PCR (Homestake Mining Co.
of California Project)
2.97% (LOC; JPMorgan Chase Bank)	100,000b	100,000

Texas--3.0%
Harris County Health Facilities Development Corp., Revenue
(Young Men's Christian Association of the Greater
Houston Area)
3% (LOC; Bank One)	100,000b	100,000

Total Short-Term Municipal Investments
(cost $800,000)		800,000

Total Investments (cost $3,399,330)	104.0%	3,417,143

Liabilities, Less Cash and Receivables	(4.0%)	(131,762)

Net Assets	100.0%	3,285,381

ADR - American Depository Receipts [a] Purchased on a delayed delivery basis. [b] Securities payable on demand. Variable interest rate--subject to periodic change.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds Trust - Dreyfus Tax Managed Balanced Fund

By:	/s/ Stephen E. Canter

Stephen E. Canter
President
Date:	January 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter

Stephen E. Canter
Chief Executive Officer
Date:	January 23, 2006

By:	/s/ James Windels

James Windels
Chief Financial Officer
Date:	January 23, 2006

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)